Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	[1]	€ 53,618	€ 75,931
Changes in inventories and raw materials and consumables used	[1]	(33,462)	(47,090)
Employee benefits	[1]	(19,427)	(28,136)
Other operating expenses	[1]	(15,028)	(21,153)
Amortization and depreciation	[1]	(10,110)	(20,286)
Impairment of assets	[1]	0	2,449
Net other income	[1]	1,685	(120)
Operating Loss	[1]	(22,724)	(38,405)
Financial income	[1]	18	343
Financial expenses	[1]	(14,504)	(8,192)
Change in fair value of derivative warrant liabilities	[1]	(7,234)	1,100
Foreign exchange gains/(losses)	[1]	(3,524)	11,654
Financial Results	[1]	(25,244)	4,905
Loss before Tax	[1]	(47,968)	(33,500)
Income tax credit	[1]	30	(976)
Loss for the Period	[1]	(47,938)	(34,476)
Equity holders of the Company	[1]	(47,627)	(33,679)
Non-controlling interest	[1]	€ (311)	€ (797)
Loss per share
Basic losses per share (euros per share)	[1]	€ (2.65)	€ (2.52)	[2]
Diluted losses per share (euros per share)	[1]	€ (2.65)	€ (2.52)	[2]
Loss for the Period	[1]	€ (47,938)	€ (34,476)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods
Currency translation differences in foreign operations, net of tax	[1]	3,703	(15,773)
Changes in the fair value of debt instruments at fair value through other comprehensive income, net of tax	[1]		(5)
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	[1]	3,703	(15,778)
Other Comprehensive (loss)/income for the Period	[1]	3,703	(15,778)
Total comprehensive loss for the Period	[1]	€ (44,235)	€ (50,254)

[1]	Unaudited
[2]	As a consequence of the reverse stock split that occurred in 2025 , and in accordance with IAS 33, the Company has restated the comparative information.